ACCOUNTS RECEIVABLE - RELATED PARTIES, NET	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE - RELATED PARTIES, NET.
ACCOUNTS RECEIVABLE - RELATED PARTIES, NET

6.           ACCOUNTS RECEIVABLE - RELATED PARTIES, NET

In March, 2022, in relation to the Divestiture (Note 1 and 3), in order to ensure ongoing stability and sustained provision of quality kindergarten education by the divested entities, certain subsidiaries of the Company entered into a series of service agreements with Beijing RYB and Beiyao to provide brand royalty, training, IT system management, recruitment, and curriculum design services to them and/or their subsidiaries from May 1, 2022. Such service revenues are recognized over time throughout the contract terms, and corresponding receivables are recognized as Accounts Receivable - Related Parties. As of December 31, 2022, the balance of Accounts Receivable - Related Parties was $1,144. The Group used the current expected credit loss model for the assessment of allowance for Accounts Receivable - Related Parties. No bad debt allowance of Accounts